SHARE-BASED COMPENSATION (Details 2) (Stock Options, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Shares
Options outstanding at the beginning of the period (in shares)	76,510,625
Forfeited (in shares)	(3,705,014)
Exercised (in shares)	(58,317)
Options outstanding at the end of the period (in shares)	72,747,294	76,510,625
Options vested or expected to vest (in shares)	72,339,639
Options exercisable (in shares)	68,206,188
Weighted-average exercise price
Options outstanding at the beginning of the period (in dollars per share)	$ 0.16
Forfeited (in dollars per share)	$ 0.16
Exercised (in dollars per share)	$ 0.16
Options outstanding at the end of the period (in dollars per share)	$ 0.16	$ 0.16
Options vested or expected to vest (in dollars per share)	$ 0.16
Options exercisable (in dollars per share)	$ 0.16
Weighted-average remaining contractual life
Options outstanding	6 years
Options vested or expected to vest	6 years
Options exercisable	5 years 10 months 24 days
Additional disclosures
Weighted average grant date fair value of options granted (in dollars per share)		$ 0.34	$ 1.00
Unrecognized compensation cost (in dollars)	$ 1,536,456
Weighted average period for recognition of unrecognized compensation cost	1 year 3 months 18 days
Intrinsic value of options exercised (in dollars)	$ 1,370		$ 3,517,730